Fair Value Measurements (Schedule Of Financial Assets And Liabilities That Are Measured At Fair Value On Recurring Basis) (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Jun. 30, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash Equivalents	$ 1,493	$ 1,552
Other Investments	21	19
Assets - Interest Rate Swap Agreements	41	34
Assets - Foreign Currency Forward Contracts	0	0
Total Assets	1,555	1,605
Liabilities - Contingent Consideration	5	5
Liabilities - Foreign Currency Forward Contracts	0	0
Total Financial Liabilities	5	5
As Reported [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Financial Liabilities		0
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash Equivalents	1,493	1,552
Other Investments	17	19
Assets - Interest Rate Swap Agreements	0	0
Assets - Foreign Currency Forward Contracts		0
Total Assets	1,510	1,571
Liabilities - Contingent Consideration	0	0
Liabilities - Foreign Currency Forward Contracts	0	0
Total Financial Liabilities	0	0
Level 1 [Member] | As Reported [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Financial Liabilities		0
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash Equivalents	0	0
Other Investments	4	0
Assets - Interest Rate Swap Agreements	41	34
Assets - Foreign Currency Forward Contracts		0
Total Assets	45	34
Liabilities - Contingent Consideration	0	0
Liabilities - Foreign Currency Forward Contracts		0
Total Financial Liabilities	0	0
Level 2 [Member] | As Reported [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Financial Liabilities		0
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash Equivalents	0	0
Other Investments	0	0
Assets - Interest Rate Swap Agreements	0	0
Assets - Foreign Currency Forward Contracts	0	0
Total Assets	0	0
Liabilities - Contingent Consideration	5	5
Liabilities - Foreign Currency Forward Contracts	0	0
Total Financial Liabilities	5	5
Level 3 [Member] | As Reported [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Financial Liabilities		$ 0